STOCKHOLDERS’ EQUITY (Details Narrative) (USD $)	3 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Mar. 31, 2014	Dec. 10, 2013	Nov. 30, 2013	Nov. 19, 2013	Oct. 07, 2013	Sep. 30, 2013	Sep. 06, 2013	Sep. 02, 2013	Aug. 31, 2013	Aug. 15, 2013	Aug. 14, 2013	Aug. 06, 2013	Jul. 21, 2013	May 31, 2013	Mar. 31, 2013	Feb. 28, 2013	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Oct. 01, 2012	Sep. 28, 2012	Aug. 31, 2012	May 31, 2012	May 29, 2012	Feb. 09, 2012	Dec. 12, 2011	Nov. 30, 2011	Nov. 17, 2011	Sep. 30, 2011	Aug. 31, 2011	Jun. 21, 2011	May 16, 2011	May 01, 2011	Mar. 23, 2011	Feb. 17, 2011	Oct. 22, 2010	Jun. 09, 2010	Jun. 03, 2010	Apr. 26, 2010	Mar. 12, 2010	Feb. 09, 2010	Feb. 05, 2010	May 11, 2009
Equity [Abstract]
Authorized to issue shares			10,000,000
Par value preferred stock			$ 0.001
Common stock shares			100,000,000
Par value common stock			$ 0.001																																			$ 0.001							$ 0.001
Received cash total																																												$ 25,000
Shares of common stock				75,000	15,000	10,000	5,000	10,000	50,000	260,000	15,000	415,000	250,000	250,000	100,000	15,000	10,000	15,000	15,000	500,000	550,000	100,000	30,000	15,000	15,000	120,000	50,000	100,000	50,000	100,000	10,000	50,000	375,000	4,707,727	50,000	250,000	30,000	2,500	20,000	15,000	1,000		10,000	2,500
Received cash																																										18,000
Paid for expenses total		3,555
Consulting services total				232,500		30,000	15,850	125,000	116,000			830,000	500,000	500,000	230,000																								100,000	75,000	15,000
Issued a total	11,967
Subscriptions payable	123,000
Balance of subscriptions receivable	500
Fair value of the common stock																																					6,600
Reduced from stock payable																																					6,600
Account payable total																																				115,718
Value of the accounts payable																																				21,782
Employment agreement total																																			40,000
Entities and individuals total																																	300,000
Stock payable total					44,850						21,750					18,750	9,500	26,250						38,350	24,000		50,500		76,500		50,000	87,500
Consulting agreement total																				1,325,000		25,000								150,000
Principal amount										130,000
Cash total																			7,500		275,000							25,000
Accrued interest										$ 542